Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current
Current provisions	$ 1,757.2		₨ 128,481.8	₨ 103,291.8
Non-current
Non-current provisions	1,861.1		136,067.5	147,366.8
Employee benefits obligations [Member]
Non-current
Non-current provisions	134.0		9,799.9	11,266.1
Product warranty [Member]
Current
Current provisions	1,014.4		74,159.9	79,097.8
Non-current
Non-current provisions	1,530.3		111,878.8	113,874.1
Balance at the beginning	2,639.5	₨ 192,971.9
Provision made during the year	832.8	60,884.1
Provision used during the year	(1,139.3)	(83,293.5)
Impact of unwind of discounting	38.2	2,791.5
Currency translation	173.5	12,684.7
Balance at the end	2,544.7	186,038.7
Current	1,014.4		74,159.9
Non-current	1,530.3		111,878.8
Legal and product liability [Member]
Current
Current provisions	273.0		19,958.2	11,630.7
Non-current
Non-current provisions	98.1		7,173.6	5,065.9
Balance at the beginning	228.4	16,696.6
Provision made during the year	198.0	14,478.6
Provision used during the year	(76.7)	(5,610.9)
Currency translation	21.4	1,567.5
Balance at the end	371.1	27,131.8
Current	273.0		19,958.2
Non-current	98.1		7,173.6
Provision for residual risk [Member]
Current
Current provisions	33.1		2,422.5	5,723.6
Non-current
Non-current provisions	58.1		4,251.3	10,648.3
Balance at the beginning	223.9	16,371.9
Provision made/(reversed) during the year	(71.8)	(5,249.9)
Provision used during the year	(58.7)	(4,284.8)
Currency translation	(2.2)	(163.4)
Balance at the end	91.2	6,673.8
Current	33.1		2,422.5
Non-current	58.1		4,251.3
Provision for environmental liability [Member]
Current
Current provisions	4.8		351.5	451.6
Non-current
Non-current provisions	30.9		2,255.9	1,606.6
Balance at the beginning	28.2	2,058.2
Provision made/(reversed) during the year	7.4	542.5
Provision used during the year	(2.5)	(180.6)
Currency translation	2.6	187.3
Balance at the end	35.7	2,607.4
Current	4.8		351.5
Non-current	30.9		2,255.9
Employee related and other provisions [Member]
Current
Current provisions	148.8		10,896.1	2,765.6	[1]
Other provisions [Member]
Non-current
Non-current provisions	9.7		708.0	758.3
Provision for onerous contract [Member]
Current
Current provisions	16.1		1,174.4	3,622.5
Non-current
Non-current provisions				₨ 4,147.5
Balance at the beginning	106.3	7,770.0
Provision made/(reversed) during the year	(90.2)	(6,595.6)
Balance at the end	16.1	1,174.4
Current	16.1		1,174.4
Restructuring provision [member]
Current
Current provisions	267.0		19,519.2
Non-current
Provision made during the year	267.0	19,519.2
Balance at the end	267.0	₨ 19,519.2
Current	$ 267.0		₨ 19,519.2

[1]	Includes provision towards employee claims in foreign subsidiaries.